Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Provisions
(a)	Changes in provisions for the year ended December 31, 2018 are as follows:

(In millions of won)
	Litigations and claims		Warranties(*)	Others	Total
Balance at January 1, 2018	~~W~~	43	102,450	1,835	104,328
Adjustment from adoption of IFRS 15		—	—	9,789	9,789
Additions (reversals)		—	234,928	(2,694)	232,234
Usage		(43)	(215,290)	—	(215,333)

Balance at December 31, 2018	~~W~~	—	122,088	8,930	131,018

Current	~~W~~	—	89,324	8,930	98,254
Non-current	~~W~~	—	32,764	—	32,764

(b)	Changes in provisions for the year ended December 31, 2019 are as follows:

(In millions of won)
	Litigations and claims		Warranties (*)	Others	Total
Balance at January 1, 2019	~~W~~	—	122,088	8,930	131,018
Additions		3,073	418,942	17,451	439,466
Usage		(3,073)	(310,768)	—	(313,841)

Balance at December 31, 2019	~~W~~	—	230,262	26,381	256,643

Current	~~W~~	—	163,144	26,381	189,525
Non-current	~~W~~	—	67,118	—	67,118